Fee and Commission Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fee and commission income (expense) [abstract]
Fee and commission income on trust and fiduciary activities	€ 225	€ 215	€ 190